Non-trading securities (Tables)	6 Months Ended
Sep. 30, 2017
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	25,326	2,434	198	27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

	Millions of yen
	September 30, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥62,056	¥4,169	¥228	¥65,997
Foreign government, agency and municipal securities	24,950	2,649	159	27,440
Corporate bonds	109,726	6,616	556	115,786
Equity securities	43,714	24,462	20	68,156

Total	¥240,446	¥37,896	¥963	¥277,379

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2017
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥209,223	¥30,148	¥101,490	¥57,189	¥20,396

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥0	¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198	—	—	3,366	198
Corporate bonds	28,398	930	—	—	28,398	930
Equity securities	1,394	22	—	—	1,394	22

Total	¥60,476	¥1,735	¥0	¥0	¥60,476	¥1,735

	Millions of yen
	September 30, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥11,970	¥228	¥0	¥0	¥11,970	¥228
Foreign government, agency and municipal securities	3,046	159	—	—	3,046	159
Corporate bonds	32,504	556	—	—	32,504	556
Equity securities	989	20	—	—	989	20

Total	¥48,509	¥963	¥0	¥0	¥48,509	¥963